Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Average discount rate used for measuring lease liabilities	5.24%	5.16%	5.85%
Net impact consolidated value	$ 5,252	$ 4,879	$ 6,956
Additions refers to the acquisition right of use asset	$ 1,179		$ 10,552